Operating Segments (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Schedule of Segment Assets Consist of Current Assets, Fixed Assets and Intangible Assets
Segment assets consist of current assets, fixed assets and intangible assets, as included in reports provided regularly to the chief operating decision maker.

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the period ended June 30, 2019
	€ in thousands

Revenues	5,274	1,553	2,151	-	2,941	29,890	-	41,809	(31,506)	10,303
Operating expenses	(582)	(274)	(169)	-	(2,430)	(23,755)	-	(27,210)	23,755	(3,455)
Depreciation expenses	(1,710)	(450)	(1,107)	-	(659)	(2,414)	-	(6,340)	3,297	(3,043)
Gross profit (loss)	2,982	829	875	-	(148)	3,721	-	8,259	(4,454)	3,805
Project development costs									(2,714)	(2,714)
General and
administrative expenses									(1,879)	(1,879)
Share of profits of equity
accounted investee									31	31
Other income, net									-	-
Operating loss										(757)
Financing income									870	870
Financing income in connection
with derivatives, net									460	460
Financing expenses, net									(4,457)	(4,457)
Loss before taxes
on Income										(3,884)
Segment assets as at
June 30, 2019	54,194	18,591	37,104	105,228	18,808	109,492	2,631	346,048	(57,967)	288,081

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the period ended June 30, 2018
	€ in thousands

Revenues	4,830	1,472	2,001	-	1,391	27,718	-	37,412	(29,261)	8,151
Operating expenses	(804)	(290)	(254)	-	(1,262)	(21,742)	-	(24,352)	24,742	(2,610)
Depreciation expenses	(1,779)	(416)	(1,031)	-	(391)	(2,364)	-	(5,981)	3,214	(2,767)
Gross profit (loss)	2,247	766	716	-	(262)	3,612	-	7,079	(4,305)	2,774
Project development costs									(1,771)	(1,771)
General and
administrative expenses									(1,977)	(1,977)
Share of profits of equity
accounted investee									501	501
Other income, net									73	73
Operating loss										(400)
Financing income									1,588	1,588
Financing expenses in connection
with derivatives, net									285	285
Financing expenses, net									(2,789)	(2,789)
Loss before taxes
on Income										(1,316)
Segment assets as at
June 30, 2018	56,376	15,956	35,651	-	19,546	106,293	2,244	236,066	(19,317)	216,749

	PV							Total
								reportable		Total
	Italy	Spain	Israel	Talasol	Bio Gas	Dorad	Manara	segments	Reconciliations	consolidated
	For the year ended December 31, 2018
	€ in thousands

Revenues	9,560	3,033	4,011	-	4,483	58,063	-	79,150	(61,033)	18,117
Operating expenses	(1,579)	(574)	(507)	-	(3,682)	(44,600)	-	(50,942)	44,600	(6,342)
Depreciation expenses	(3,569)	(828)	(2,042)	-	(1,081)	(4,811)	-	(12,331)	6,515	(5,816)
Gross profit (loss)	4,412	1,631	1,462	-	(280)	8,652	-	15,877	(9,918)	5,959
Project development costs									(2,878)	(2,878)
General and
administrative expenses									(3,600)	(3,600)
Share of profits of equity
accounted investee									2,545	2,545
Other income, net									884	884
Operating profit										2,910
Financing income									2,936	2,936
Financing income in connection
with derivatives, net									494	494
Financing expenses, net									(5,521)	(5,521)
Profit before taxes
on Income										819
Segment assets as at
December 31, 2018	54,539	16,799	34,258	15,169	18,879	105,246	2,318	247,208	(36,048)	211,160

Schedule of Revenues from Company's Operation in Italy and Spain
The following table lists the revenues from the Company's operations in Israel, the Netherlands, Italy and Spain:

	For the six months ended June 30, 2019	For the six months ended June 30, 2018	For the year ended December 31, 2018
	€ in thousands
Israel	535	458	1,041
The Netherlands	2,941	1,391	4,483
Italy	5,274	4,830	9,560
Spain	1,553	1,472	3,033
Total revenues	10,303	8,151	18,117